CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	42,025,745	41,700,100
Ordinary shares, shares outstanding	42,025,745	41,700,100